S000106340 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	229 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Institutional Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.55%	(0.34%)	2.41%
Performance Inception Date				Nov. 30, 2006
Institutional Class [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.48%	(1.82%)	1.04%
Performance Inception Date				Nov. 30, 2006
Institutional Class [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.02%	(0.90%)	1.27%
Performance Inception Date				Nov. 30, 2006